Provisions - Schedule of Reconciliation of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 510,026	¥ 442,850
Increases	900,351	914,012
Decreases (utilized)	(924,476)	(818,098)
Decreases (reversed)	(30,513)	(41,293)
Reclassification to liabilities held for sale		(3,906)
Foreign currency translation differences	40,312	16,461
Ending balance	495,701	510,026
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	73,395	49,711
Increases	28,235	26,189
Decreases (utilized)	(59,386)	(3,182)
Decreases (reversed)	(252)	(996)
Reclassification to liabilities held for sale		0
Foreign currency translation differences	877	1,673
Ending balance	42,869	73,395
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	32,297	45,047
Increases	12,193	47,446
Decreases (utilized)	(16,280)	(46,732)
Decreases (reversed)	(15,948)	(13,658)
Reclassification to liabilities held for sale		0
Foreign currency translation differences	1,091	194
Ending balance	13,353	32,297
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	377,772	316,290
Increases	835,096	822,479
Decreases (utilized)	(833,159)	(752,165)
Decreases (reversed)	(10,574)	(18,812)
Reclassification to liabilities held for sale		(3,807)
Foreign currency translation differences	35,846	13,787
Ending balance	404,982	377,772
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	26,562	31,802
Increases	24,826	17,898
Decreases (utilized)	(15,651)	(16,019)
Decreases (reversed)	(3,739)	(7,827)
Reclassification to liabilities held for sale		(99)
Foreign currency translation differences	2,498	807
Ending balance	¥ 34,497	¥ 26,562